Investments in Associates - Summary of Principal Associates (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates [Line Items]
Registered capital	¥ 14,467	¥ 14,467
Eastern Air Group Finance Co., Ltd. [member]
Disclosure of associates [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Dec. 06, 1995
Registered capital	¥ 2,000	¥ 2,000
Attributable equity interest	25.00%	25.00%
Principal activities	Provision of financial services to group companies of CEA Holding
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of associates [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Nov. 17, 2003
Registered capital	¥ 350	¥ 350
Attributable equity interest	45.00%	45.00%
Principal activities	Provision of air catering services
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of associates [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Mar. 28, 2008
Registered capital | $			$ 40	$ 40
Attributable equity interest	51.00%	51.00%
Principal activities	Provision of aircraft, engine and other related components maintenance services
New Shanghai International Tower Co., Ltd. [member]
Disclosure of associates [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Nov. 17, 1992
Registered capital	¥ 167	¥ 167
Attributable equity interest	20.00%	20.00%
Principal activities	Property development provision and management services
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of associates [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Jun. 09, 1993
Registered capital	¥ 80	¥ 80
Attributable equity interest	45.00%	45.00%
Principal activities	Provision of aviation equipment and spare parts purchase
Eastern Aviation Advertising Service Co., Ltd. [member]
Disclosure of associates [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Mar. 04, 1986
Registered capital	¥ 200	¥ 200
Attributable equity interest	45.00%	45.00%
Principal activities	Provision of aviation advertising agency services
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member]
Disclosure of associates [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Sep. 27, 2002
Registered capital | $			$ 7
Attributable equity interest	35.00%	35.00%
Principal activities	Provision of airline electronic product maintenance services